Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Central Index Key	0000771992
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-13727
Entity Registrant Name	Pan American Silver Corp.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1044
Entity Address, Address Line One	1500 – 625 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T6
City Area Code	604
Local Phone Number	684-1175
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	PAAS
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	210,457,524
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation